Fair Value Measurements (Tables)	3 Months Ended	6 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Fair Value Disclosures [Abstract]
Summary of Company's liabilities measured at fair value on a recurring basis
The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at March 31, 2021 and December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	March 31, 2021	December 31, 2020
Assets – Assets Held in Trust Account	1	$690,006,239	$—
Liabilities:
Warrant Liability – Public Warrants	1	$21,942,000	$59,064,000
Warrant Liability – Private Placement Warrants	3	$25,576,731	$90,856,186
Warrant Liability – Conversion option	3	$1,237,561	$—
FPA Liability	3	$7,017,436	$69,874,782

The following table presents information about the Company’s liabilities that are measured at fair value on a recurring basis at December 31, 2020 and indicates the fair value hierarchy of the valuation inputs the Company utilized to determine such fair value.

	Level	December 31, 2020
Liabilities:
Warrant Liability – Public Warrants	1	$59,064,000
Warrant Liability – Private Placement Warrants	3	$90,856,186
FPA Liability	3	$69,874,782

Summary of changes in the fair value of warrant liabilities
The following table presents the changes in the fair value of Level 3 warrant liabilities:

Private Placement
Fair value as of January 1, 2021	$90,856,186
Change in fair value	(65,279,455)

Fair value as of March 31, 2021	$25,576,731

The following table presents the changes in the fair value of warrant liabilities:

	Private Placement	Public	Warrant Liabilities
Fair value as of July 3, 2020 (inception)	$—	$—	$—
Initial measurement on August 18, 2020	22,792,602	20,412,606	43,205,208
Change in valuation inputs or other assumptions	68,063,584	38,651,394	106,714,978

Fair value as of December 31, 2020	$90,856,186	$59,064,000	$149,920,186

Summary Of Changes In The Fair Value Of FPA Conversion Option Liabilities
The following table presents the changes in the fair value of the conversion option liability:

Conversion Option Liability
Fair value as of January 1, 2021	$—
Initial classification of conversion option liability	8,480,557
Change in fair value	(7,242,996)

Fair value as of March 31, 2021	$1,237,561

Summary of the changes in the fair value of the FPA liability
The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis:

FPA Liability
Fair value as of January 1, 2021	$69,874,782
Change in fair value	(62,857,346)

Fair value as of March 31, 2021	$7,017,436

The following table presents a summary of the changes in the fair value of the FPA liability, a Level 3 liability, measured on a recurring basis.

FPA Liability
Fair value, July 3, 2020	$—
Loss on change in fair value (1)	69,874,782

Fair value, December 31, 2020	$69,874,782

(1)	Represents the non-cash loss on change in valuation of the FPA liability and is included in loss on change in fair value of FPA liability on the statement of operations.